Evercore Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Chemicals - 2.0%
Celanese Corp.	47,760	$3,505,106

Containers & Packaging - 1.9%
WestRock Co.	112,565	3,181,087

Drugs - 2.9%
Abbott Laboratories	62,890	4,962,650

Electrical Equipment - 4.3%
CDW Corp.	30,000	2,798,100
Roper Industries, Inc.	14,640	4,564,898
		7,362,998
Financial Services - 11.4%
BlackRock, Inc. - Class A	7,245	3,187,583
Mastercard, Inc.	30,260	7,309,605
Morgan Stanley	107,325	3,649,050
The Blackstone Group Inc. - Class A	118,375	5,394,349
		19,540,587
Health Care Services - 8.8%
Thermo Fisher Scientific, Inc.	28,570	8,102,452
UnitedHealth Group, Inc.	27,745	6,919,048
		15,021,500
Insurance - 2.1%
Chubb Ltd.	31,850	3,557,327

Media - 1.2%
The Walt Disney Co.	21,500	2,076,900

Office Equipment - 4.2%
Apple, Inc.	28,220	7,176,064

Property Management - 2.5%
CBRE Group, Inc. - Class A (a)	113,315	4,273,109

Restaurants - 2.9%
Domino’s Pizza, Inc.	15,505	5,024,705

Retail - 4.4%
Best Buy Co., Inc.	52,390	2,986,230
TJX Companies, Inc.	96,955	4,635,419
		7,621,649
Semiconductors - 6.5%
Applied Materials, Inc.	66,635	3,053,216
IPG Photonics Corp. (a)	26,425	2,914,149
Texas Instruments, Inc.	51,450	5,141,398
		11,108,763
Services - 11.1%
Accenture PLC - Class A	30,070	4,909,228
Alphabet, Inc. - Class A (a)	1,920	2,230,944
Alphabet, Inc. - Class C (a)	3,752	4,362,863
Amazon.com, Inc. (a)	3,890	7,584,411
		19,087,446
Software - 13.2%
Adobe Systems, Inc. (a)	16,935	5,389,394
Ansys, Inc. (a)	15,070	3,503,323
Microsoft Corp.	62,530	9,861,606
SS&C Technologies Holdings, Inc.	88,075	3,859,447
		22,613,770

Specialty Retail - 13.1%
Alibaba Group Holding Ltd. - (a)	26,885	5,228,595
AutoZone, Inc. (a)	4,680	3,959,280
BorgWarner, Inc.	135,845	3,310,543
Home Depot, Inc.	32,875	6,138,091
Nike, Inc. - Class B	45,505	3,765,084
		22,401,593
Telecommunications - 3.3%
American Tower Corp. - REIT	26,315	5,730,091

TOTAL COMMON STOCKS (Cost $102,188,629)		164,245,345

SHORT-TERM INVESTMENT - 4.1%
Invesco Government & Agency Portfolio, Institutional Class, 0.42% (b)	7,102,250	7,102,250
TOTAL SHORT-TERM INVESTMENT (Cost $7,102,250)		7,102,250

Total Investments (Cost $109,290,879) - 99.9%		$171,347,595
Other Assets in Excess of Liabilities - 0.1%		255,586
TOTAL NET ASSETS - 100.0%		$171,603,181

(a) Non-income producing security
(b) The rate shown is the annualized seven day effective yield as of March 31, 2020.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Common Stocks	$164,245,345	$–	$–	$164,245,345
Short-Term Investment	7,102,250	–	–	7,102,250
Total Investments	$171,347,595	$–	$–	$171,347,595

Please refer to the Schedule of Investments for further industry breakout.